Pension and other post-retirement benefits (Tables)	6 Months Ended
Jun. 30, 2012
Pension and other post-retirement benefits
Components of total pension costs
Components of total pension costs
in	6M12	6M11

Total pension costs (CHF million)

Service costs on benefit obligation	17	17

Interest costs on benefit obligation	67	66

Expected return on plan assets	(81)	(82)

Amortization of recognized prior service cost/(credit)	(1)	(1)

Amortization of recognized actuarial losses	42	31

Net periodic pension costs	44	31

Curtailment losses	0	1

Total pension costs	44	32